Financial Instruments Measured at Fair Value and Concentrations of Credit Risk - Summary of Fair Value Measurements and Financial Statement Presentation (Detail) $ in Thousands	Dec. 31, 2022 USD ($)
Fair Value Concentration Of Risk Financial Statement Captions [Line Items]
Fair Values of Liabilities	$ 291
Common Stock Warrants [Member]
Fair Value Concentration Of Risk Financial Statement Captions [Line Items]
Fair Values of Liabilities	291
Level 3 [Member]
Fair Value Concentration Of Risk Financial Statement Captions [Line Items]
Fair Values of Liabilities	291
Level 3 [Member] | Common Stock Warrants [Member]
Fair Value Concentration Of Risk Financial Statement Captions [Line Items]
Fair Values of Liabilities	$ 291